Operating segment data	12 Months Ended
Dec. 31, 2020
Operating segment data
Operating segment data

25.         Operating segment data

The reportable segments are determined on the basis of which the Company internally reports its segment reporting to senior management for purposes of making operating decisions. Considering the same accounting basis described in note 4. The financial information of the holding company and its service companies, have been combined and included in the “other” column.

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2020	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	1,278,255	Ps.	479,322	Ps.	802,470	Ps.	122,507	Ps.	445,952	Ps.	6,479,365	Ps.	1,367,347	Ps.	823,103	Ps.	3,870,329
Tourist
Acapulco		117,218		27,159		29,409		44,780		21,587		1,414,504		449,606		29,561		1,257,321
Mazatlán		211,184		37,431		24,704		18,699		63,103		1,358,969		162,731		24,747		548,185
Zihuatanejo		98,645		18,360		45,984		19,091		12,961		623,522		130,925		45,984		553,611
Regional
Chihuahua		215,728		46,049		30,679		25,274		50,038		942,529		172,428		32,225		707,619
Culiacan		359,562		51,732		68,142		20,887		92,341		1,176,640		208,282		68,142		628,208
Durango		79,515		11,083		50,203		8,259		10,220		361,233		130,170		50,534		253,402
San Luis Potosi		108,045		28,508		58,189		21,569		34,648		764,159		507,738		58,189		677,976
Tampico		74,330		17,414		67,530		9,920		10,157		459,542		173,952		67,530		385,514
Torreon		94,892		17,425		12,233		10,605		23,661		427,761		145,686		12,233		288,688
Zacatecas		71,292		10,512		7,480		8,024		20,756		278,600		104,243		7,480		212,775
Border
Ciudad Juarez		199,685		37,736		27,949		12,717		60,241		685,696		251,677		32,311		376,574
Reynosa		58,010		11,500		55,366		9,553		9,171		724,866		445,447		55,366		596,461
Hotel
NH T2 Hotel		—		110,299		—		40,301		(8,609)		498,674		201,062		187		—
Hilton Garden Inn		—		32,614		—		11,430		(6,918)		297,470		31,397		3,628		—
Industrial Park:
VYNMSA		—		56,454		—		23,621		24,082		494,223		277,183		107,952		—
Other		—		2,671,873		—		36,688		1,621,773		18,275,746		6,327,815		10,945		—
Total		2,966,362		3,665,473		1,280,339		443,927		2,485,163		35,263,499		11,087,689		1,430,117		10,356,661

Eliminations		(23,804)		(2,494,434)		(26,470)		(8,583)		(763,696)		(17,071,919)		(3,722,356)		(28,634)		(127,006)

Consolidated	Ps.	2,942,558	Ps.	1,171,039	Ps.	1,253,869	Ps.	435,344	Ps.	1,721,468	Ps.	18,191,580	Ps.	7,365,333	Ps.	1,401,483	Ps.	10,229,656

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2019	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,641,052	Ps.	726,685	Ps.	323,035	Ps.	111,020	Ps.	473,615	Ps.	5,715,147	Ps.	941,349	Ps.	331,393	Ps.	3,168,968
Tourist
Acapulco		227,954		40,241		63,102		43,286		53,812		1,419,091		452,731		63,333		1,269,386
Mazatlán		321,313		52,857		34,573		17,514		52,626		1,261,473		153,667		34,573		541,430
Zihuatanejo		191,512		25,596		22,876		18,660		43,614		605,929		122,048		22,876		524,549
Regional
Chihuahua		411,393		67,021		124,701		17,974		67,379		888,950		157,533		135,394		699,711
Culiacan		617,979		66,286		68,960		18,658		96,278		1,021,410		140,294		69,834		579,084
Durango		150,130		13,433		36,677		7,537		23,014		329,251		104,720		36,677		210,111
San Luis Potosi		174,340		35,631		110,743		12,857		27,938		736,196		470,919		110,743		639,981
Tampico		197,160		28,057		61,823		9,218		31,808		424,573		143,603		61,823		326,939
Torreon		201,446		23,683		18,343		9,883		31,658		394,575		129,541		18,639		285,823
Zacatecas		141,500		13,945		6,842		7,813		31,135		276,150		113,357		6,842		212,224
Border
Ciudad Juarez		380,271		55,990		17,650		11,799		61,374		602,764		211,678		31,452		362,169
Reynosa		113,515		18,240		112,031		8,189		26,375		676,207		400,642		113,242		549,139
Hotel
NH T2 Hotel		—		255,393		—		39,546		77,325		518,590		201,012		9,190		—
Hilton Garden Inn		—		103,474		—		11,382		32,345		301,362		34,001		82		—
Industrial Park:
VYNMSA		—		41,981		—		19,548		15,622		390,478		185,094		46,160		—
Other		—		5,651,607		—		50,368		4,891,268		17,432,325		6,554,142		3,194		—
Total		5,769,565		7,220,120		1,001,356		415,252		6,037,186		32,994,471		10,516,331		1,095,447		9,369,514

Eliminations		(16,903)		(5,400,515)		(46,522)		—		(1,181,880)		(15,717,510)		(3,126,865)		(46,522)		(102,403)

Consolidated	Ps.	5,752,662	Ps.	1,819,605	Ps.	954,834	Ps.	415,252	Ps.	4,855,306	Ps.	17,276,961	Ps.	7,389,466	Ps.	1,048,925	Ps.	9,267,111

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2018	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,447,993	Ps.	649,393	Ps.	232,698	Ps.	103,454	Ps.	815,055	Ps.	5,350,950	Ps.	742,350	Ps.	282,514	Ps.	2,935,333
Tourist
Acapulco		182,663		34,279		279,099		33,125		43,460		1,415,909		467,444		279,099		1,246,261
Mazatlán		276,126		46,754		31,308		16,594		81,654		1,256,447		164,075		31,306		523,655
Zihuatanejo		167,578		22,934		13,534		18,266		43,595		617,071		117,245		13,587		518,134
Regional
Chihuahua		364,755		56,128		141,546		13,462		103,980		874,960		170,457		141,908		590,944
Culiacan		539,540		57,313		33,888		17,408		145,767		978,514		153,687		34,035		526,881
Durango		112,310		10,822		13,788		6,558		29,339		294,355		76,831		13,788		179,567
San Luis Potosi		167,030		30,275		231,726		8,711		39,665		635,811		385,551		231,726		540,721
Tampico		190,502		26,891		26,169		8,604		47,618		333,070		75,739		26,169		273,340
Torreon		184,396		22,655		19,990		9,426		48,883		352,659		111,946		19,990		276,164
Zacatecas		105,626		11,935		9,655		7,460		27,667		261,320		86,236		9,656		212,093
Border
Ciudad Juarez		310,892		45,287		9,096		11,631		89,551		496,472		153,823		9,096		353,807
Reynosa		106,867		14,810		144,830		7,909		30,104		567,054		309,368		153,562		443,771
Hotel
NH T2 Hotel		—		246,065		—		22,969		67,250		308,727		29,626		5,772		—
Hilton Garden Inn		—		100,051		—		10,840		28,973		248,633		7,260		5,208		—
Industrial Park:
VYNMSA		—		28,190		—		14,260		8,276		344,931		139,277		97,153		—
Other		—		4,433,390		—		41,068		4,135,788		15,504,577		6,069,798		5,616		—
Total		5,156,278		5,837,172		1,187,327		351,745		5,786,625		29,841,460		9,260,713		1,360,185		8,620,671

Eliminations		(16,226)		(4,211,675)		(45,822)		—		(1,654,089)		(14,250,976)		(2,182,156)		(45,822)		(54,015)

Consolidated	Ps.	5,140,052	Ps.	1,625,497	Ps.	1,141,505	Ps.	351,745	Ps.	4,132,536	Ps.	15,590,484	Ps.	7,078,557	Ps.	1,314,363	Ps.	8,566,656